Details of Significant Accounts - Share capital, detail of shares retired - Narrative (Details) - shares			12 Months Ended
	Nov. 29, 2023	Nov. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Share capital
Shares retired (in shares)			16,388,000
Number of shares surrendered by shareholder (in shares)			27,000
Perfect Class A Ordinary Shares
Share capital
Shares retired (in shares)		16,129,010	68,000	16,347,000
Number of shares surrendered by shareholder (in shares)	27,000